Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Registrant Name	SOL-GEL TECHNOLOGIES LTD.
Entity Central Index Key	0001684693
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Address, Address Line One	7 Golda Meir Street
Entity Address, City or Town	Ness Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7403650
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2